[DESCRIPTION]  LEGAL OPINION
February 27, 1996

VIA ELECTRONIC SUBMISSION AND
VIA OVERNIGHT COURIER
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

	Re:	American National Variable Life Separate Account;
Registration No. 33-36525; Rule 24f-2 Notice

Gentlemen/Ladies:

	Referring to the 2,358,035 units of American National Variable Life Separate Account (the "Registrant") sold during its fiscal year ended December 31, 1995, in reliance upon registration of an indefinite number of shares pursuant to Rule 24f-2 under the Investment Company Act of 1940, as amended, in connection with which the Registrant is filing its Rule 24f-2 Notice, we are of the opinion that:

	1)	American National Insurance Company ("American
National"), the depositor of the Registrant, is a duly organized and existing corporation under the insurance laws of the State of Texas and that its principal business is to be an insurer.

	2)	The Registrant is a duly organized and existing separate
account of American National under the laws of the State of Texas and is registered as a unit investment trust under the Investment Company Act of 1940.

	3)	The Variable Life Insurance Contracts sold in reliance
upon the registration of an indefinite number of shares pursuant to Rule 24f-2 have been duly and legally authorized and are validly issued, fully paid and non-assessable.

						Yours Very Truly,

						GREER, HERZ AND ADAMS, L.L.P.



						Jerry L. Adams